FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

AUGUST 9, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the “Corporation”)

Federated International Leaders Fund

Class R6 Shares (the “Fund”)

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation, with respect to the Fund, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 5, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 58 on August 2, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross

Andrew P. Cross

Assistant Secretary